UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported)

February 1, 2018

Alterna Tax Certificate Fund II LP 1

(Exact name of securitizer as specified in its charter)

none	0001490101
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Albert Friedman, (954) 703-2020, ext. 307

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]	Alterna Tax Certificate Fund II LP is filing this Form ABS-15G in respect of the asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including: Alterna Funding I, LLC, Alterna Funding II, LLC, ATCF II ARIZONA LLC, ATCF II DELAWARE MASTER LLC, ATCF II FLORIDA-A LLC, ATCF II FLORIDA-B LLC, ATCF II FLORIDA-C LLC, ATCF II FLORIDA MASTER LLC, ATCF II ILLINOIS LLC, ATCF II ILLINOIS B LLC, ATCF II ILLINOIS C LLC, ATCF II MARYLAND LLC, ATCF II MONTANA LLC, ATCF II NEW JERSEY LLC, ATCF II NEW YORK LLC, and ATCF II SOUTH CAROLINA LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Alterna Tax Certificate Fund II LP
(Securitizer)

By:	/s/ Albert Friedman
Name:	Albert Friedman
Title:	Manager of Alterna Tax Asset Group, LLC, General Partner of Securitizer

Date: February 1, 2018